PROVISION FOR EMPLOYEE BENEFITS - Additional information (Details)			12 Months Ended
	Jan. 31, 2023 shares	Mar. 25, 2021	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)
PROVISION FOR EMPLOYEE BENEFITS
Retirement period based on service			25 years
Retirement period based on service for women			20 years
Qualify for post-employment benefits (in years)			58 years
Qualify for post-employment benefits (in years)			60 years
Maximum post-employment benefits for each year			₺ 23,489.83	₺ 15,371.40
Maximum amount considered in the calculations of reserve			35,058.58	19,982.83
Percentage of cash settlement clause		20.00%
Minimum percentage of shares sold in IPO		20.00%
Remaining percentage of share-based payment plan		20.00%
Minimum percentage of business plans to be achieved		90.00%
Expense from cash-settled share-based payment transactions					₺ 256,300,000
Fair value of restricted stock units that vested			₺ 106,401,000	₺ 250,623,000
First period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%
End of vesting period in relation to date of IPO		18 months
First period | Key management personnel who became entitled under individual contracts | Class B ordinary shares
PROVISION FOR EMPLOYEE BENEFITS
Number of shares vested | shares	1,662,592
First period | Key management personnel determined as having successfully met year-end targets | Class B ordinary shares
PROVISION FOR EMPLOYEE BENEFITS
Number of shares vested | shares	533,030
Second period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%
Third period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause		20.00%